UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21516
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                          UBS Multi-Strat Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

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                                                              SEPTEMBER 30, 2006

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                                                                                                PERIOD FROM
                                                                                              JANUARY 1, 2006
                                                                                              TO SEPTEMBER 30,
                                                             AT SEPTEMBER 30, 2006                  2006
                                                   ----------------------------------------      ----------
                                                                                                  REALIZED/
                                                                                                 UNREALIZED
                                                                                     % OF        GAIN/(LOSS)
                                                                                    MEMBERS'        FROM
INVESTMENT FUND                                        COST         FAIR VALUE      CAPITAL      INVESTMENTS    LIQUIDITY
-------------------------------------------------------------------------------------------------------------------------
Amber Fund, Ltd.                                   $  6,000,000     $  7,534,966      6.21%      $ 1,534,966      Quarterly
Aspen Partners, L.P. Series A                           604,041          622,314      0.51           305,601       Annually
Bridgewater Pure Alpha Trading Company, Ltd.          5,500,000        6,010,011      4.95           197,238       Monthly
Brookdale International Partners, LP                  5,250,000        6,403,533      5.28           886,934       Annually
CPIM Structured Credit Fund 1000, LP                  5,000,000        5,604,483      4.62           659,408      Quarterly
Davidson Keponer Partners, LP                         5,000,000        5,648,326      4.65           648,326       Annually
DE Shaw Oculus Fund, LLC                              8,000,000        9,974,959      8.22           775,480      Quarterly
D. Jabro Partners, LP                                 5,000,000        5,184,572      4.27           184,572       Annually
East Side Capital, LP                                 4,000,000        5,024,907      4.14           222,331       Annually
Eminence Partners, LP                                 6,000,000        7,596,822      6.26           603,051    Semi-Annually
Kamunting Street, L.P.                                4,800,000        5,583,779      4.60           708,902      Quarterly
Loch Capital Fund I, LP                               7,150,000        8,988,124      7.41         1,253,084      Quarterly
Marathon Special Opportunity, LP                      6,500,000        7,163,298      5.90           561,493       Annually
Marathon Structured Finance Fund, LP                  6,500,000        7,655,647      6.31           759,227      Quarterly
OZ Domestic Partners, LP                              9,500,000       11,144,899      9.18         1,049,904       Annually
Seneca Capital, LP                                    6,200,000        7,905,522      6.52           685,837       Annually
Trilogy Financial Partners, LP                        6,000,000        7,280,538      6.00           950,979      Quarterly
Waterstone Market Neutral Fund, L.P.                  5,800,000        6,148,941      5.07           918,868      Quarterly
Whitney New Japan Partners, LP                        7,000,000        6,908,697      5.69        (2,024,431)     Quarterly
Wohl Capital Partners, LP                             6,000,000        6,473,073      5.33           376,248      Quarterly
Reedeemed Investment Funds                                   --               --        --           345,479
                                                    -----------     ------------    ------       -----------
TOTAL                                               115,804,041     $134,857,411    111.12%      $11,603,497
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ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Multi-Strat Fund, L.L.C.
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By (Signature and Title)*  /s/ Douglas Lindgren
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                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   November 20, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
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                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date   November 20, 2006
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By (Signature and Title)*  /s/ C. Philip Tazza
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                           C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date   November 20, 2006
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* Print the name and title of each signing officer under his or her signature.